SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 10, 2015	Jan. 27, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
SHAREHOLDERS' EQUITY
Consideration to repurchase shares							$ 4,542	$ 3,111
Shares repurchased							967,408	614,033
Amount of dividend paid			$ 0	$ 0	$ 0
Ordinary shares
SHAREHOLDERS' EQUITY
Shares repurchased							2,902,224	1,842,099
ADS
SHAREHOLDERS' EQUITY
Consideration to repurchase shares	$ 20,000
Shares repurchased			0	0	0
ADS | Maximum
SHAREHOLDERS' EQUITY
Price per share	$ 7.99
Common Class A
SHAREHOLDERS' EQUITY
Conversion of stock, shares converted		45,787,948				45,787,948
Ordinary shares, shares outstanding			84,463,737	84,463,737
Common Class B
SHAREHOLDERS' EQUITY
Conversion of stock, shares issued		45,787,948
Ordinary shares, shares outstanding			45,787,948	45,787,948